Prepayments and Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments and Other Assets [Abstract]
Summary of Prepayments and Other Assets

Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Advances to suppliers	1,042,917	1,016,075
Deductible input VAT	527,286	520,387
Deferred financing costs(a)	1,097,980	454,489
Receivables from third party payment platforms	8,030	-
Prepayment to service vendors(b)	1,900,158	725,303
Loans to third parties(c)	824,694	891,414
Others(d)	557,724	516,832
Prepayments and Other Assets	5,958,789	4,124,500
Less: Other Non-Current Assets	1,711,830	1,101,478
Prepayments and Other Current Assets	4,246,959	3,023,022

a.
Deferred financing costs as of December 31, 2025 consisted of direct costs incurred by the Group in connection with the follow-up offering and the ATM program (as defined in note 10). On June 29, 2026, the Company completed the follow-up offering. Accordingly, the direct costs related to the follow-up offering were offset against the gross proceeds received from the offering. As of June 30, 2026, the remaining deferred financing costs related primarily to the ATM program. Such costs were classified as a non-current asset as of both December 31, 2025 and June 30, 2026.
b.
Prepayment to service vendors primarily consist of advance payments for outsourcing core hardware development and market promotion services.
c.
Loans to third parties consisted of the following: (i) On November 24, 2025, the Company entered into a loan agreement with an individual third party to provide a loan of RMB 0.2 million (approximately US$31.0 thousand). The loan bears interest at a floating rate equal to 3.91% per annum and matures twelve months from the effective date; (ii) On November 28, 2025, X-Charge Technology entered into a loan agreement with a third-party entity to provide a loan of RMB 4.3 million (approximately US$0.6 million). The loan bears interest at 3.5% per annum and matures two years from the disbursement date. As the loan matures more than twelve months from each of the balance sheet date, it was classified as a non-current asset; (iii) On June 2, 2026, X-Charge Technology entered into a loan agreement with a third-party entity to provide a loan of RMB 0.2 million (approximately US$29.5 thousand). The loan bears interest at 3.5% per annum and matures twelve months from the effective date.
d.
Others mainly include staff advances and deposits.